PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2026	2025
Prepaid expenses	$174,715	$6,959
Rental and other deposits	562,940	264,711
Accounts receivable collected by other third parties	3,773,052	2,848,770
Others	8,107	8,348
Total prepaid expenses and other assets	$4,518,814	$3,128,788
Other non-current assets	231,571	-
Total prepaid expenses and other current assets	$4,287,243	$3,128,788